PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER RECEIVABLES
Summary of Prepayments and Other receivables

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Receivables from third party payment service providers	11,018	9,730	5,172	743
Interest receivables	718	540	1,255	180
Deposit for share repurchase**	13,318	—	—	—
Deferred sponsorship and advertising expenses	1,993	1,019	139	20
Prepaid insurance	5,344	3,740	218	31
Deferred expense*	13,702	10,608	2,332	335
Receivables for disposal of long-term investments	9,322	4,332	510	73
Deductible value-added input tax	12,611	12,585	11,602	1,667
Others	23,551	22,644	9,052	1,300
	91,577	65,198	30,280	4,349

*     Deferred expense represents cash paid in advance to vendors, such as consultant expense, marketing promotion expense and platform fee, which would be amortized according to their respective service periods.

**   Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015. The Group has withdrawn the repurchase and collected the deposit in Feb 2018.